Intangible assets, net (Tables)	12 Months Ended
May 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	As of May 31,
	2022	2021
Leronlimab (PRO 140) patent	$3,500	$3,500
ProstaGene, LLC intangible asset acquisition, net of impairment	—	2,926
Website development costs	20	20
Gross carrying value	3,520	6,446
Accumulated amortization, net of impairment	(3,388)	(4,793)
Total intangible assets, net	$132	$1,653